UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2907

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2004 to June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to Section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.

Proxy Voting Record

US UNWIRED INC.		UNWR	Annual Meeting Date: 04/26/2005
Issuer: 90338R104	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

01	ELECTION OF DIRECTORS	Management	For
	ROBERT W. PIPER	Management	For	For
	CHRISTOPHER J. STADLER	Management	For	For
02	ADOPT INCENTIVE STOCK OPTION PLAN	Management	Against	Against

FOREST OIL CORPORATION		FST	Annual Meeting Date: 05/10/2005
Issuer: 346091705	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

01	ELECTION OF DIRECTORS	Management	For
	FORREST E. HOGLUND	Management	For	For
	JAMES H. LEE	Management	For	For
02	AMEND STOCK PURCHASE PLAN	Management	For	For
03	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Management	For	For

PSYCHIATRIC SOLUTIONS, INC.		PSYS	Annual Meeting Date: 05/17/2005
Issuer: 74439H108	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

01	ELECTION OF DIRECTORS	Management	For
	JOEY A. JACOBS	Management	For	For
	WILLIAM M. PETRIE, M.D.	Management	For	For
	EDWARD K. WISSING	Management	For	For
02	AMEND INCENTIVE STOCK OPTION PLAN	Management	Against	Against
03	AMEND NON-EMPLOYEE DIRECTOR PLAN	Management	For	For
04	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Management	For	For

SBA COMMUNICATIONS CORPORATION		SBAC	Annual Meeting Date: 05/18/2005
Issuer: 78388J106	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

01	ELECTION OF DIRECTORS	Management	For
	STEVEN E. BERNSTEIN	Management	For	For
	DUNCAN H. COCROFT	Management	For	For
	PHILIP L. HAWKINS	Management	For	For

FOUNDATION COAL HOLDINGS, INC.			Annual Meeting Date: 05/19/2005
Issuer: 35039W100	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

01	ELECTION OF DIRECTORS	Management
	WILLIAM E. MACAULAY	Management	Withheld	Against
	PRAKASH A. MELWANI	Management	For	For
	HANS J. MENDE	Management	For	For
	DAVID I. FOLEY	Management	For	For
	ALEX T. KRUEGER	Management	For	For
	JOSHUA H. ASTROF	Management	For	For
	WILLIAM J. CROWLEY, JR.	Management	For	For
	JOEL RICHARDS, III	Management	For	For
	JAMES F. ROBERTS	Management	For	For
02	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Management	For	For
03	TRANSACT OTHER BUSINESS	Management	Against	Against

THE WILLIAMS COMPANIES, INC.		WMB	Annual Meeting Date: 05/19/2005
Issuer: 969457100	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

01	ELECTION OF DIRECTORS	Management	For
	JUANITA H. HINSHAW	Management	For	For
	FRANK T. MACINNIS	Management	For	For
	STEVEN J. MALCOLM	Management	For	For
	JANICE D. STONEY	Management	For	For
02	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Management	For	For
03	S/H PROPOSAL - BOARD OF DIRECTORS	Shareholder	For	Against

ORIENT-EXPRESS HOTELS LTD.		OEH	Annual Meeting Date: 06/06/2005
Issuer: G67743107	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

01	ELECTION OF DIRECTORS	Management	For
	JOHN D. CAMPBELL	Management	For	For
	JAMES B. HURLOCK	Management	For	For
	J. ROBERT LOVEJOY	Management	For	For
	DANIEL J. O'SULLIVAN	Management	For	For
	GEORG R. RAFAEL	Management	For	For
	JAMES B. SHERWOOD	Management	For	For
	SIMON M.C. SHERWOOD	Management	For	For
02	APPOINT AUDITORS AND APPROVE REMUNERATION	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.
(Registrant)

By: /s/Kristen A. Richards --------------------------------------------------------------
Kristen A. Richards, Vice President and Secretary

Date: August 31, 2005

By: /s/Henry J. Herrmann ----------------------------------------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2005